Pioneer CAT Bond Fund
Schedule of Investments  |  July 31, 2023

A: ACBAX	K: ACBKX	Y: CBYYX

Schedule of Investments  |  7/31/23
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 98.0% of Net Assets#
	Event Linked Bonds — 98.0%
	Earthquakes – California — 9.4%
1,000,000(a)	Sutter Re, 12.159%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 1,005,200
2,000,000(a)	Sutter Re, 15.159%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	2,014,000
2,100,000(a)	Torrey Pines Re, 10.409%, (3 Month U.S. Treasury Bill + 500 bps), 6/5/26 (144A)	2,113,650
1,000,000(a)	Ursa Re II, 9.349%, (3 Month U.S. Treasury Bill + 394 bps), 12/7/23 (144A)	994,500
1,000,000(a)	Ursa Re II, 11.719%, (3 Month U.S. Treasury Bill + 631 bps), 12/7/23 (144A)	997,000
		$7,124,350

	Earthquakes – Chile — 0.3%
250,000(a)	International Bank for Reconstruction & Development, 10.061%, (SOFR + 475 bps), 3/31/26 (144A)	$ 255,725
	Earthquakes – U.S. — 0.7%
250,000(a)	Merna Reinsurance II, 9.339%, (3 Month U.S. Treasury Bill + 393 bps), 4/5/24 (144A)	$ 249,325
250,000(a)	Nakama Re, 7.578%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	249,725
		$499,050

	Flood – U.S. — 1.7%
1,000,000(a)	FloodSmart Re, 21.659%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	$ 1,029,400
250,000(a)	FloodSmart Re, 26.909%, (1 Month U.S. Treasury Bill + 2,150 bps), 3/11/26 (144A)	253,000
		$1,282,400

	Health – U.S. — 0.6%
500,000(a)	Vitality Re XIII, 7.409%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 489,550
	Multiperil – Europe — 0.3%
250,000(a)	Atlas Capital Re, 13.709%, (3 Month U.S. Treasury Bill + 830 bps), 6/10/24 (144A)	$ 249,175
	Multiperil – Florida — 1.3%
1,000,000(a)	Sanders Re, 13.409%, (3 Month U.S. Treasury Bill + 800 bps), 6/5/26 (144A)	$ 1,019,000
1Pioneer CAT Bond Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — 17.4%
750,000(a)	Baldwin Re, 9.909%, (3 Month U.S. Treasury Bill + 450 bps), 7/7/27 (144A)	$ 753,825
750,000(a)	Bonanza Re, 10.256%, (3 Month U.S. Treasury Bill + 487 bps), 2/20/24 (144A)	697,350
500,000(a)	Caelus Re VI, 10.789%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	484,650
1,100,000(a)	Easton Re Pte, 9.916%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	1,091,640
250,000(a)	Four Lakes Re, 11.909%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	249,175
400,000(a)	Four Lakes Re, 15.569%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	391,880
1,200,000(a)	Hypatia Re, 14.909%, (3 Month U.S. Treasury Bill + 950 bps), 4/8/26 (144A)	1,226,640
350,000(a)	Merna Re II, 13.159%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	346,780
250,000(a)	Residential Re, 11.919%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	239,900
250,000(a)	Sanders Re II, 8.436%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	237,150
500,000(a)	Sanders Re III, 8.909%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	467,150
700,000(a)	Sanders Re III, 11.159%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	688,730
3,050,000(a)	Solomon Re, 10.659%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	3,051,830
3,000,000(a)	Stabilitas Re, 13.909%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	3,023,700
250,000(a)	Sussex Re, 13.789%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	240,275
		$13,190,675

	Multiperil – U.S. & Canada — 5.2%
750,000(a)	Mona Lisa Re, 12.409%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 718,875
250,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,160 bps), 1/8/25 (144A)	235,525
1,750,000(a)	Mystic Re IV, 15.159%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	1,705,200
Pioneer CAT Bond Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Titania Re, 17.659%, (1 Month U.S. Treasury Bill + 1,225 bps), 2/27/26 (144A)	$ 1,057,400
250,000(a)	Vista Re, 11.769%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	244,925
		$3,961,925

	Multiperil – U.S. Regional — 6.9%
400,000(a)	Aquila Re, 12.909%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 399,680
1,400,000(a)	Aquila Re, 14.659%, (3 Month U.S. Treasury Bill + 925 bps), 6/8/26 (144A)	1,417,500
250,000(a)	Aquila Re I, 10.659%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	249,000
1,150,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,163,225
2,000,000(a)	Long Point Re IV, 9.659%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	1,984,000
		$5,213,405

	Multiperil – Worldwide — 3.5%
2,150,000(a)	Atlas Capital Re, 12.55%, (SOFR + 725 bps), 6/5/26 (144A)	$ 2,165,695
500,000(a)	Montoya Re, 12.159%, (1 Month U.S. Treasury Bill + 675 bps), 4/7/25 (144A)	507,550
		$2,673,245

	Windstorm – Florida — 0.8%
600,000(a)	First Coast Re IV, 9.00%, (3 Month U.S. Treasury Bill + 900 bps), 4/7/26 (144A)	$ 599,100
	Windstorm – Japan — 6.9%
2,800,000(a)	Black Kite Re, 12.249%, (3 Month U.S. Treasury Bill + 690 bps), 6/9/25 (144A)	$ 2,796,640
1,000,000(a)	Sakura Re, 7.659%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	982,200
1,500,000(a)	Tomoni Re Pte, 8.159%, (3 Month U.S. Treasury Bill + 275 bps), 4/7/26 (144A)	1,464,300
		$5,243,140

	Windstorm - New York — 1.3%
1,000,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 968,300
	Windstorm – North Carolina — 2.2%
1,750,000(a)	Cape Lookout Re, 9.109%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	$ 1,701,350
3Pioneer CAT Bond Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Windstorm – Texas — 0.7%
550,000(a)	Alamo Re, 12.589%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 542,575
	Windstorm – U.S. — 17.9%
1,000,000(a)	Alamo Re, 13.909%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,009,000
750,000(a)	Bonanza Re, 11.159%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	525,000
750,000(a)	Cape Lookout Re, 11.909%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	757,875
EUR2,000,000(a)	Eiffel Re, 6.827%, (3 Month EURIBOR + 325 bps), 1/19/27 (144A)	2,194,602
500,000(a)	Gateway Re, 18.409%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	520,650
250,000(a)	Gateway Re II, 14.909%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	246,775
2,750,000(a)	Lower Ferry Re, 9.659%, (1 Month U.S. Treasury Bill + 425 bps), 7/8/26 (144A)	2,805,550
2,750,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/26 (144A)	2,766,500
700,000(a)	Merna Re II, 15.659%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	724,990
250,000(a)	Purple Re, 17.659%, (1 Month U.S. Treasury Bill + 1,225 bps), 4/24/26 (144A)	249,475
1,800,000(a)	Queen Street Re, 12.909%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,804,860
		$13,605,277

	Windstorm – U.S. & Canada — 3.9%
2,750,000(a)	Titania Re, 18.159%, (1 Month U.S. Treasury Bill + 1,275 bps), 2/27/26 (144A)	$ 2,920,500
	Windstorm – U.S. Multistate — 11.5%
3,000,000(a)	Commonwealth Re, 9.409%, (3 Month U.S. Treasury Bill + 400 bps), 7/8/26 (144A)	$ 3,051,300
1,000,000(b)	Gateway Re, 0.000%, (3 Month U.S. Treasury Bill + 0 bps), 1/9/24 (144A)	920,000
2,250,000(a)	Gateway Re, 15.386%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	2,246,625
2,500,000(a)	Purple Re, 15.409%, (1 Month U.S. Treasury Bill + 1,000 bps), 6/5/26 (144A)	2,497,000
		$8,714,925

Pioneer CAT Bond Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 2.3%
1,000,000(a)	Citrus Re, 12.136%, (3 Month U.S. Treasury Bill + 675 bps), 6/7/26 (144A)	$ 1,002,900
750,000(a)	Citrus Re, 14.386%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	748,200
		$1,751,100

	Winterstorm – Florida — 3.2%
1,200,000(a)	Integrity Re, 17.409%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,217,520
1,150,000(a)	Lightning Re, 16.409%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,181,970
		$2,399,490

	Total Event Linked Bonds	$74,404,257

	Total Insurance-Linked Securities (Cost $73,755,529)	$74,404,257

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.0% (Cost $73,755,529)	$74,404,257
	OTHER ASSETS AND LIABILITIES — 2.0%	$1,519,705
	net assets — 100.0%	$75,923,962

bps	Basis Points.
EURIBOR	Euro Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $74,404,257, or 98.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	2/8/2023	$538,518	$542,575
Alamo Re	4/12/2023	1,000,000	1,009,000
Aquila Re	5/10/2023	400,000	399,680
Aquila Re	5/10/2023	1,400,000	1,417,500
Aquila Re I	5/10/2023	250,000	249,000
5Pioneer CAT Bond Fund |  | 7/31/23

Restricted Securities	Acquisition date	Cost	Value
Atlas Capital Re	1/31/2023	$241,839	$249,175
Atlas Capital Re	5/17/2023	2,150,000	2,165,695
Baldwin Re	6/21/2023	750,000	753,825
Black Kite Re	6/6/2023	2,786,963	2,796,640
Bonanza Re	1/27/2023	624,298	525,000
Bonanza Re	2/17/2023	679,728	697,350
Caelus Re VI	1/30/2023	485,946	484,650
Cape Lookout Re	4/14/2023	750,000	757,875
Cape Lookout Re	6/1/2023	1,710,231	1,701,350
Citrus Re	4/27/2023	750,000	748,200
Citrus Re	4/27/2023	1,001,673	1,002,900
Commonwealth Re	6/7/2023	3,000,000	3,051,300
Easton Re Pte	3/24/2023	1,082,674	1,091,640
Eiffel Re	6/22/2023	2,191,500	2,194,602
First Coast Re IV	3/24/2023	600,000	599,100
FloodSmart Re	2/23/2023	1,000,000	1,029,400
FloodSmart Re	2/23/2023	250,000	253,000
Four Lakes Re	1/31/2023	368,236	391,880
Four Lakes Re	3/3/2023	250,000	249,175
Gateway Re	2/3/2023	500,000	520,650
Gateway Re	5/26/2023	935,086	920,000
Gateway Re	7/14/2023	2,250,000	2,246,625
Gateway Re II	4/13/2023	250,000	246,775
Hypatia Re	3/27/2023	1,200,000	1,226,640
Integrity Re	3/23/2023	1,200,000	1,217,520
International Bank for Reconstruction & Development		250,000	255,725
Lightning Re	3/20/2023	1,150,000	1,181,970
Locke Tavern Re	3/23/2023	1,150,000	1,163,225
Long Point Re IV	2/23/2023	1,959,278	1,984,000
Lower Ferry Re	6/23/2023	2,750,000	2,805,550
Mayflower Re	6/26/2023	2,750,000	2,766,500
Merna Re II	4/5/2023	350,000	346,780
Merna Re II	4/5/2023	700,000	724,990
Merna Reinsurance II	2/17/2023	250,000	249,325
MetroCat Re	5/12/2023	1,000,000	968,300
Mona Lisa Re	1/27/2023	688,660	718,875
Montoya Re	2/28/2023	482,884	507,550
Mystic Re IV	1/31/2023	207,845	235,525
Mystic Re IV	3/10/2023	1,718,305	1,705,200
Nakama Re	4/14/2023	250,000	249,725
Purple Re	4/6/2023	250,000	249,475
Purple Re	6/27/2023	2,500,000	2,497,000
Queen Street Re	5/12/2023	1,800,000	1,804,860
Pioneer CAT Bond Fund |  | 7/31/236

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Residential Re	1/30/2023	$242,509	$239,900
Sakura Re	5/24/2023	982,628	982,200
Sanders Re	5/24/2023	1,000,000	1,019,000
Sanders Re II	1/30/2023	236,098	237,150
Sanders Re III	2/14/2023	468,496	467,150
Sanders Re III	3/24/2023	700,000	688,730
Solomon Re	6/12/2023	3,050,000	3,051,830
Stabilitas Re	6/7/2023	3,000,000	3,023,700
Sussex Re	1/27/2023	230,654	240,275
Sutter Re	6/6/2023	1,000,000	1,005,200
Sutter Re	6/6/2023	2,000,000	2,014,000
Titania Re	2/16/2023	1,000,000	1,057,400
Titania Re	2/16/2023	2,750,000	2,920,500
Tomoni Re Pte	5/31/2023	1,479,573	1,464,300
Torrey Pines Re	5/18/2023	2,100,000	2,113,650
Ursa Re II	5/17/2023	996,477	994,500
Ursa Re II	6/1/2023	998,956	997,000
Vista Re	1/30/2023	235,908	244,925
Vitality Re XIII	3/6/2023	480,566	489,550
Total Restricted Securities			$74,404,257
% of Net assets			98.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,000,000	USD	1,091,827	Goldman Sachs & Co.	9/28/23	$10,856
USD	3,302,757	EUR	3,000,000	JPMorgan Chase Bank NA	9/28/23	(5,293)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$5,563
EUR	Euro
USD	United States Dollar
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
7Pioneer CAT Bond Fund |  | 7/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Event Linked Bonds	$—	$74,404,257	$—	$74,404,257
Total Investments in Securities	$—	$74,404,257	$—	$74,404,257
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$5,563	$—	$5,563
Total Other Financial Instruments	$—	$5,563	$—	$5,563
During the period ended July 31, 2023, there were no transfers in or out of Level 3.
Pioneer CAT Bond Fund |  | 7/31/238